Debt (long and short-term), Maturity (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Borrowings Maturity [Abstract]
Borrowings	€ 989.1	€ 646.7
1 Year [member]
Borrowings Maturity [Abstract]
Borrowings	158.1
Within 2 Years [member]
Borrowings Maturity [Abstract]
Borrowings	59.2
Within 3 Years [member]
Borrowings Maturity [Abstract]
Borrowings	51.5
Thereafter [member]
Borrowings Maturity [Abstract]
Borrowings	720.3
Bonds [Member]
Borrowings Maturity [Abstract]
Borrowings	598.5	0.0
Bonds [Member] | 1 Year [member]
Borrowings Maturity [Abstract]
Borrowings	4.5
Bonds [Member] | Within 2 Years [member]
Borrowings Maturity [Abstract]
Borrowings	0.0
Bonds [Member] | Within 3 Years [member]
Borrowings Maturity [Abstract]
Borrowings	0.0
Bonds [Member] | Thereafter [member]
Borrowings Maturity [Abstract]
Borrowings	594.0
Commercial Papers [Member]
Borrowings Maturity [Abstract]
Borrowings	80.0	393.0
Commercial Papers [Member] | 1 Year [member]
Borrowings Maturity [Abstract]
Borrowings	80.0
Commercial Papers [Member] | Within 2 Years [member]
Borrowings Maturity [Abstract]
Borrowings	0.0
Commercial Papers [Member] | Within 3 Years [member]
Borrowings Maturity [Abstract]
Borrowings	0.0
Commercial Papers [Member] | Thereafter [member]
Borrowings Maturity [Abstract]
Borrowings	0.0
Bank Borrowings and Other [Member]
Borrowings Maturity [Abstract]
Borrowings	4.8	9.4
Bank Borrowings and Other [Member] | 1 Year [member]
Borrowings Maturity [Abstract]
Borrowings	4.7
Bank Borrowings and Other [Member] | Within 2 Years [member]
Borrowings Maturity [Abstract]
Borrowings	0.1
Bank Borrowings and Other [Member] | Within 3 Years [member]
Borrowings Maturity [Abstract]
Borrowings	0.0
Bank Borrowings and Other [Member] | Thereafter [member]
Borrowings Maturity [Abstract]
Borrowings	0.0
Financial Debts [Member]
Borrowings Maturity [Abstract]
Borrowings	683.3	402.4
Financial Debts [Member] | 1 Year [member]
Borrowings Maturity [Abstract]
Borrowings	89.2
Financial Debts [Member] | Within 2 Years [member]
Borrowings Maturity [Abstract]
Borrowings	0.1
Financial Debts [Member] | Within 3 Years [member]
Borrowings Maturity [Abstract]
Borrowings	0.0
Financial Debts [Member] | Thereafter [member]
Borrowings Maturity [Abstract]
Borrowings	594.0
Lease Liability [Member]
Borrowings Maturity [Abstract]
Borrowings	305.8	€ 244.3
Lease Liability [Member] | 1 Year [member]
Borrowings Maturity [Abstract]
Borrowings	68.9
Lease Liability [Member] | Within 2 Years [member]
Borrowings Maturity [Abstract]
Borrowings	59.1
Lease Liability [Member] | Within 3 Years [member]
Borrowings Maturity [Abstract]
Borrowings	51.5
Lease Liability [Member] | Thereafter [member]
Borrowings Maturity [Abstract]
Borrowings	€ 126.3